                                     [LETTERHEAD]

                                   BETHANY S. BRAND
                                   (612) 340-6319



                                   January 6, 1999

Securities and Exchange Commission                   VIA EDGAR ELECTRONIC FILING
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Fortis Advantage Portfolios, Inc.
          File No.:  033-17759

Dear Sir or Madam:

          Pursuant to Rule 497(j), Fortis Advantage Portfolios, Inc. certifies that:

          (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that incorporated by reference (to Post-Effective Amendment #81 of Fortis Equity Portfolios, Inc. filed December 31, 1998) in the most recent amendment to the registration statement (Post-Effective Amendment #26 filed December 31, 1998) in; and

          (2) the text of the most recent amendment to the registration statement and the documents incorporated by reference have been filed electronically.

                                        Very truly yours,

                                        /s/ Bethany S. Brand

                                        Bethany S. Brand
cc:  Kathleen Prudhomme
     Rick Ertel